Schedule of Investments (unaudited)	iShares® Core S&P U.S. Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Axon Enterprise Inc.(a)	46,639	$4,345,356
L3Harris Technologies Inc.(b)	53,218	12,862,790
TransDigm Group Inc.(a)	14,992	8,045,757
		25,253,903
Air Freight & Logistics — 0.5%
Expeditors International of Washington Inc.	110,832	10,801,687
GXO Logistics Inc.(a)(b)	66,832	2,891,820
United Parcel Service Inc., Class B	207,439	37,865,915
		51,559,422
Auto Components — 0.1%
Aptiv PLC(a)	72,543	6,461,405
Fox Factory Holding Corp.(a)	27,028	2,176,835
Gentex Corp.	82,037	2,294,575
		10,932,815
Automobiles — 3.5%
Tesla Inc.(a)	551,240	371,216,041

Banks — 2.3%
Bank of America Corp.	2,048,441	63,767,968
Bank of Hawaii Corp.	11,082	824,501
Bank OZK	37,247	1,397,880
Cathay General Bancorp.	19,750	773,212
Comerica Inc.	38,614	2,833,495
Commerce Bancshares Inc.	35,860	2,354,209
Cullen/Frost Bankers Inc.	20,768	2,418,434
East West Bancorp. Inc.	92,840	6,016,032
First Financial Bankshares Inc.(b)	83,950	3,296,716
First Republic Bank/CA	117,346	16,921,293
Glacier Bancorp. Inc.	71,029	3,368,195
Hancock Whitney Corp.	25,573	1,133,651
Home BancShares Inc./AR	45,962	954,631
JPMorgan Chase & Co.	887,504	99,941,825
PacWest Bancorp.	79,545	2,120,670
Pinnacle Financial Partners Inc.	49,900	3,608,269
Regions Financial Corp.	275,374	5,163,262
Signature Bank/New York NY	41,141	7,372,879
SVB Financial Group(a)	38,431	15,179,861
Synovus Financial Corp.	38,109	1,373,829
UMB Financial Corp.	28,168	2,425,265
Umpqua Holdings Corp.	52,523	880,811
Webster Financial Corp.	48,312	2,036,351
Wintrust Financial Corp.	18,618	1,492,233
Zions Bancorp. NA	47,294	2,407,265
		250,062,737
Beverages — 0.8%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	3,629	1,099,478
Keurig Dr Pepper Inc.	116,052	4,107,080
Monster Beverage Corp.(a)	127,866	11,853,178
PepsiCo Inc.	381,486	63,578,457
		80,638,193
Biotechnology — 2.4%
AbbVie Inc.	626,840	96,006,815
Amgen Inc.	143,878	35,005,517
Arrowhead Pharmaceuticals Inc.(a)	69,597	2,450,510
Exelixis Inc.(a)	109,768	2,285,370
Halozyme Therapeutics Inc.(a)(b)	91,718	4,035,592
Incyte Corp.(a)	52,887	4,017,825
Moderna Inc.(a)(b)	227,327	32,473,662
Security	Shares	Value

Biotechnology (continued)
Neurocrine Biosciences Inc.(a)	61,876	$6,031,673
Regeneron Pharmaceuticals Inc.(a)	70,964	41,948,949
United Therapeutics Corp.(a)	14,210	3,348,444
Vertex Pharmaceuticals Inc.(a)	100,812	28,407,814
		256,012,171
Building Products — 0.4%
A O Smith Corp.	43,581	2,383,009
Builders FirstSource Inc.(a)	113,499	6,094,896
Carlisle Companies Inc.	34,172	8,153,781
Fortune Brands Home & Security Inc.	40,026	2,396,757
Johnson Controls International PLC	280,705	13,440,155
Lennox International Inc.	12,779	2,640,014
Masco Corp.	74,624	3,775,974
Simpson Manufacturing Co. Inc.	28,928	2,910,446
Trex Co. Inc.(a)(b)	75,416	4,104,139
		45,899,171
Capital Markets — 3.3%
Affiliated Managers Group Inc.	25,407	2,962,456
Ameriprise Financial Inc.	44,124	10,487,392
BlackRock Inc.(c)	48,603	29,601,171
Cboe Global Markets Inc.	40,506	4,584,874
Charles Schwab Corp. (The)	673,666	42,562,218
Evercore Inc., Class A	26,654	2,495,081
FactSet Research Systems Inc.(b)	14,343	5,515,888
Federated Hermes Inc.	30,036	954,844
Franklin Resources Inc.	82,719	1,928,180
Goldman Sachs Group Inc. (The)	225,592	67,005,336
Interactive Brokers Group Inc., Class A	35,474	1,951,425
Intercontinental Exchange Inc.	209,239	19,676,836
Janus Henderson Group PLC	51,349	1,207,215
Jefferies Financial Group Inc.	128,544	3,550,385
MarketAxess Holdings Inc.	11,989	3,069,304
Moody’s Corp.	69,820	18,988,945
Morgan Stanley	450,464	34,262,292
MSCI Inc.	53,326	21,978,311
Nasdaq Inc.	59,712	9,108,468
Raymond James Financial Inc.	75,351	6,737,133
S&P Global Inc.(b)	139,099	46,884,709
SEI Investments Co.	40,927	2,210,877
Stifel Financial Corp.	69,997	3,921,232
T Rowe Price Group Inc.	105,248	11,957,225
		353,601,797
Chemicals — 1.0%
Albemarle Corp.	52,017	10,870,513
Ashland Global Holdings Inc.	14,603	1,504,839
Avient Corp.	59,829	2,397,946
Celanese Corp.	30,644	3,604,041
CF Industries Holdings Inc.	82,216	7,048,378
Ingevity Corp.(a)	13,633	860,787
Linde PLC	168,611	48,480,721
Olin Corp.	92,128	4,263,684
RPM International Inc.	43,309	3,409,284
Scotts Miracle-Gro Co. (The)	26,606	2,101,608
Sensient Technologies Corp.	15,662	1,261,731
Sherwin-Williams Co. (The)	83,715	18,744,625
Valvoline Inc.	118,278	3,409,955
		107,958,112
Commercial Services & Supplies — 0.6%
Cintas Corp.	26,429	9,872,024

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Clean Harbors Inc.(a)	19,389	$1,699,834
Copart Inc.(a)	94,957	10,318,028
IAA Inc.(a)	47,707	1,563,358
MSA Safety Inc.	12,203	1,477,417
Republic Services Inc.	60,327	7,894,994
Rollins Inc.(b)	65,251	2,278,565
Tetra Tech Inc.	35,412	4,835,509
Waste Management Inc.	128,440	19,648,751
		59,588,480
Communications Equipment — 0.8%
Arista Networks Inc.(a)	146,897	13,770,125
Calix Inc.(a)	35,815	1,222,724
Ciena Corp.(a)(b)	63,887	2,919,636
Cisco Systems Inc.	1,228,007	52,362,218
F5 Inc.(a)	20,898	3,198,230
Lumentum Holdings Inc.(a)(b)	21,252	1,687,834
Motorola Solutions Inc.	65,287	13,684,155
		88,844,922
Construction & Engineering — 0.1%
Dycom Industries Inc.(a)	7,700	716,408
MasTec Inc.(a)	19,187	1,374,940
Quanta Services Inc.	50,405	6,317,763
Valmont Industries Inc.	13,835	3,107,756
		11,516,867
Construction Materials — 0.1%
Eagle Materials Inc.	25,616	2,816,223
Martin Marietta Materials Inc.	23,648	7,076,428
Vulcan Materials Co.	41,653	5,918,891
		15,811,542
Consumer Finance — 0.6%
American Express Co.	176,828	24,511,897
Capital One Financial Corp.	123,955	12,914,871
Discover Financial Services	184,565	17,456,158
Navient Corp.	104,814	1,466,348
SLM Corp.	182,942	2,916,096
Synchrony Financial	187,795	5,186,898
		64,452,268
Containers & Packaging — 0.1%
AptarGroup Inc.	19,852	2,048,925
Avery Dennison Corp.(b)	27,663	4,477,810
Sealed Air Corp.	53,353	3,079,535
		9,606,270
Distributors — 0.1%
LKQ Corp.	75,539	3,708,210
Pool Corp.(b)	26,205	9,203,982
		12,912,192
Diversified Consumer Services — 0.1%
H&R Block Inc.	51,151	1,806,653
Service Corp. International	104,282	7,207,972
		9,014,625
Diversified Telecommunication Services — 0.0%
Iridium Communications Inc.(a)	45,869	1,722,840

Electric Utilities — 0.1%
NRG Energy Inc.	155,878	5,949,863
OGE Energy Corp.	48,483	1,869,505
		7,819,368
Security	Shares	Value

Electrical Equipment — 0.3%
Acuity Brands Inc.	22,867	$3,522,433
Generac Holdings Inc.(a)	41,917	8,826,882
Hubbell Inc.	19,294	3,445,522
nVent Electric PLC	64,915	2,033,787
Regal Rexnord Corp.	18,590	2,110,337
Rockwell Automation Inc.	39,418	7,856,401
Vicor Corp.(a)(b)	13,923	762,006
		28,557,368
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	207,394	13,352,026
CDW Corp./DE	52,478	8,268,434
Cognex Corp.	72,967	3,102,557
Coherent Inc.(a)	16,011	4,262,448
II-VI Inc.(a)(b)	33,341	1,698,724
Jabil Inc.	41,261	2,112,976
Keysight Technologies Inc.(a)	89,605	12,352,049
Littelfuse Inc.	10,008	2,542,432
National Instruments Corp.	45,764	1,429,210
Trimble Inc.(a)	92,006	5,357,509
Zebra Technologies Corp., Class A(a)	25,186	7,403,425
		61,881,790
Energy Equipment & Services — 0.0%
ChampionX Corp.	62,122	1,233,122

Entertainment — 0.6%
Live Nation Entertainment Inc.(a)(b)	38,036	3,141,013
Netflix Inc.(a)	291,831	51,032,487
Take-Two Interactive Software Inc.(a)	64,246	7,872,062
World Wrestling Entertainment Inc., Class A(b)	18,057	1,128,382
		63,173,944
Equity Real Estate Investment Trusts (REITs) — 2.6%
American Campus Communities Inc.	50,148	3,233,042
American Tower Corp.	155,371	39,711,274
Apartment Income REIT Corp.	48,308	2,009,613
AvalonBay Communities Inc.	38,393	7,457,840
Brixmor Property Group Inc.	106,937	2,161,197
Camden Property Trust	69,956	9,407,683
Crown Castle International Corp.	128,001	21,552,808
Douglas Emmett Inc.	52,880	1,183,454
Duke Realty Corp.(b)	164,146	9,019,823
EastGroup Properties Inc.	27,382	4,225,864
Equinix Inc.	27,511	18,075,277
Essex Property Trust Inc.	18,677	4,884,222
Extra Space Storage Inc.	87,599	14,902,342
Federal Realty Investment Trust.	19,627	1,879,089
First Industrial Realty Trust Inc.	58,840	2,793,723
Healthcare Realty Trust Inc.(b)	45,420	1,235,424
Independence Realty Trust Inc.	144,702	2,999,672
Iron Mountain Inc.	115,578	5,627,493
Lamar Advertising Co., Class A(b)	37,548	3,303,098
Life Storage Inc.	55,422	6,188,420
Mid-America Apartment Communities Inc.	46,687	8,154,818
National Retail Properties Inc.	51,696	2,222,928
National Storage Affiliates Trust	53,637	2,685,605
PotlatchDeltic Corp.	19,974	882,651
Prologis Inc.(b)	296,622	34,897,578
PS Business Parks Inc.	8,262	1,546,233
Public Storage	58,916	18,421,266
Rayonier Inc.	56,354	2,106,513
Rexford Industrial Realty Inc.	108,383	6,241,777

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.(b)	39,925	$12,777,996
Simon Property Group Inc.	129,013	12,245,914
UDR Inc.	107,896	4,967,532
Weyerhaeuser Co.	205,975	6,821,892
		275,824,061
Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	148,482	71,164,453

Food Products — 0.2%
Darling Ingredients Inc.(a)	105,983	6,337,783
Hershey Co. (The)	42,856	9,220,897
Lancaster Colony Corp.	6,171	794,701
Sanderson Farms Inc.	6,584	1,419,050
		17,772,431
Gas Utilities — 0.0%
National Fuel Gas Co.	31,016	2,048,607

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories.	609,611	66,234,235
Abiomed Inc.(a)	16,326	4,040,848
Align Technology Inc.(a)(b)	48,028	11,366,787
Dexcom Inc.(a)	257,823	19,215,548
Edwards Lifesciences Corp.(a)	257,487	24,484,439
Enovis Corp.(a)	12,077	664,235
Globus Medical Inc., Class A(a)(b)	31,023	1,741,631
Hologic Inc.(a)	120,921	8,379,825
ICU Medical Inc.(a)(b)	6,036	992,258
IDEXX Laboratories Inc.(a)	38,298	13,432,258
Inari Medical Inc.(a)(b)	21,011	1,428,538
Integra LifeSciences Holdings Corp.(a)	23,943	1,293,640
Intuitive Surgical Inc.(a)	162,702	32,655,918
LivaNova PLC(a)	20,880	1,304,374
Masimo Corp.(a)	33,625	4,393,779
Neogen Corp.(a)	42,430	1,022,139
Penumbra Inc.(a)(b)	22,705	2,827,227
QuidelOrtho Corp.(a)	32,802	3,187,698
ResMed Inc.	55,317	11,596,103
Shockwave Medical Inc.(a)	23,460	4,484,848
STAAR Surgical Co.(a)(b)	30,983	2,197,624
STERIS PLC(b)	27,529	5,675,103
Stryker Corp.	90,653	18,033,601
Tandem Diabetes Care Inc.(a)	41,550	2,459,345
		243,112,001
Health Care Providers & Services — 1.7%
Chemed Corp.	5,712	2,681,156
HCA Healthcare Inc.	86,697	14,570,298
HealthEquity Inc.(a)	36,580	2,245,646
Laboratory Corp. of America Holdings(b)	32,403	7,593,967
Molina Healthcare Inc.(a)	18,688	5,225,352
Option Care Health Inc.(a)	90,725	2,521,248
Progyny Inc.(a)(b)	28,250	820,662
Quest Diagnostics Inc.	35,904	4,774,514
R1 RCM Inc.(a)	50,613	1,060,848
Tenet Healthcare Corp.(a)	70,045	3,681,565
UnitedHealth Group Inc.	258,995	133,027,602
		178,202,858
Hotels, Restaurants & Leisure — 1.4%
Boyd Gaming Corp.	53,680	2,670,580
Caesars Entertainment Inc.(a)(b)	89,547	3,429,650
Chipotle Mexican Grill Inc.(a)	12,361	16,159,041
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Choice Hotels International Inc.	14,645	$1,634,821
Churchill Downs Inc.	22,556	4,320,151
Domino’s Pizza Inc.	15,926	6,206,521
Hilton Worldwide Holdings Inc.	74,764	8,331,700
Marriott Vacations Worldwide Corp.	12,558	1,459,240
McDonald’s Corp.	218,622	53,973,399
Papa John’s International Inc.	21,099	1,762,189
Scientific Games Corp., Class A(a)	63,208	2,970,144
Six Flags Entertainment Corp.(a)	24,857	539,397
Starbucks Corp.	383,325	29,282,197
Texas Roadhouse Inc.(b)	27,390	2,004,948
Wendy’s Co. (The)	57,818	1,091,604
Wingstop Inc.	19,746	1,476,408
Wyndham Hotels & Resorts Inc.	39,706	2,609,478
Yum! Brands Inc.	88,974	10,099,439
		150,020,907
Household Durables — 0.3%
DR Horton Inc.	111,576	7,385,215
Garmin Ltd.	50,739	4,985,107
Helen of Troy Ltd.(a)(b)	15,860	2,575,823
Newell Brands Inc.	131,269	2,499,362
NVR Inc.(a)	944	3,779,908
Tempur Sealy International Inc.	115,328	2,464,559
TopBuild Corp.(a)(b)	21,466	3,588,257
		27,278,231
Insurance — 0.8%
American Financial Group Inc./OH	20,355	2,825,478
Aon PLC, Class A(b)	83,714	22,575,991
Arthur J Gallagher & Co.	60,376	9,843,703
Brown & Brown Inc.	105,759	6,169,980
Cincinnati Financial Corp.	46,098	5,484,740
First American Financial Corp.	33,059	1,749,482
Kinsale Capital Group Inc.(b)	13,820	3,173,625
Marsh & McLennan Companies Inc.	201,606	31,299,331
Primerica Inc.	15,991	1,913,963
RLI Corp.	15,710	1,831,629
		86,867,922
Interactive Media & Services — 10.2%
Alphabet Inc., Class A(a)	197,558	430,530,247
Alphabet Inc., Class C, NVS(a)	181,153	396,263,130
Meta Platforms Inc, Class A(a)	1,506,628	242,943,765
TripAdvisor Inc.(a)	29,119	518,318
Twitter Inc.(a)	240,525	8,993,230
Ziff Davis Inc.(a)	31,517	2,348,962
		1,081,597,652
Internet & Direct Marketing Retail — 5.9%
Amazon.com Inc.(a)	5,747,800	610,473,838
eBay Inc.	283,239	11,802,569
Etsy Inc.(a)(b)	83,053	6,080,310
		628,356,717
IT Services — 3.4%
Accenture PLC, Class A	241,333	67,006,107
Akamai Technologies Inc.(a)(b)	44,748	4,086,835
Automatic Data Processing Inc.	145,563	30,574,052
Broadridge Financial Solutions Inc.	33,557	4,783,550
Concentrix Corp.	28,083	3,809,178
EPAM Systems Inc.(a)	37,551	11,069,284
Euronet Worldwide Inc.(a)	11,862	1,193,199
Gartner Inc.(a)	52,913	12,795,951

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Genpact Ltd.	74,802	$3,168,613
Mastercard Inc., Class A	265,143	83,647,314
Maximus Inc.	40,269	2,517,215
Paychex Inc.	111,389	12,683,865
PayPal Holdings Inc.(a)	411,369	28,730,011
Sabre Corp.(a)(b)	101,649	592,614
VeriSign Inc.(a)	29,777	4,982,585
Visa Inc., Class A	464,858	91,525,892
WEX Inc.(a)	12,623	1,963,634
		365,129,899
Leisure Products — 0.1%
Brunswick Corp./DE	50,495	3,301,363
Mattel Inc.(a)	229,791	5,131,233
Polaris Inc.	16,018	1,590,267
YETI Holdings Inc.(a)(b)	57,175	2,473,962
		12,496,825
Life Sciences Tools & Services — 3.2%
Agilent Technologies Inc.	117,920	14,005,358
Azenta Inc.	49,637	3,578,828
Bio-Rad Laboratories Inc., Class A(a)	7,773	3,847,635
Bio-Techne Corp.	25,712	8,912,808
Bruker Corp.	66,505	4,173,854
Charles River Laboratories International Inc.(a)	33,041	7,069,783
Danaher Corp.	289,034	73,275,900
Illumina Inc.(a)	50,180	9,251,185
IQVIA Holdings Inc.(a)	90,778	19,697,918
Medpace Holdings Inc.(a)	17,684	2,646,764
Mettler-Toledo International Inc.(a)	9,395	10,792,694
PerkinElmer Inc.(b)	82,561	11,741,825
Repligen Corp.(a)(b)	33,634	5,462,162
Sotera Health Co.(a)	49,312	966,022
Syneos Health Inc., Class A(a)	68,379	4,901,407
Thermo Fisher Scientific Inc.	257,156	139,707,712
Waters Corp.(a)(b)	29,272	9,688,446
West Pharmaceutical Services Inc.(b)	48,492	14,662,526
		344,382,827
Machinery — 0.9%
Chart Industries Inc.(a)	23,295	3,899,117
Crane Holdings Co.	15,976	1,398,859
Deere & Co.	84,479	25,298,926
Donaldson Co. Inc.	42,523	2,047,057
Dover Corp.	43,357	5,260,071
Esab Corp.	12,037	526,619
Graco Inc.	66,735	3,964,726
IDEX Corp.	20,406	3,706,342
Illinois Tool Works Inc.	76,654	13,970,192
ITT Inc.	31,340	2,107,302
Lincoln Electric Holdings Inc.	22,446	2,768,939
Middleby Corp. (The)(a)(b)	23,568	2,954,484
Nordson Corp.	21,154	4,282,416
Otis Worldwide Corp.	111,275	7,863,804
Pentair PLC	62,876	2,877,835
Toro Co. (The)(b)	68,204	5,169,181
Watts Water Technologies Inc., Class A	18,054	2,217,753
Xylem Inc./NY	48,401	3,783,990
		94,097,613
Media — 0.1%
Cable One Inc.(b)	1,916	2,470,337
John Wiley & Sons Inc., Class A	14,308	683,350
Security	Shares	Value

Media (continued)
New York Times Co. (The), Class A	63,458	$1,770,478
TEGNA Inc.	65,193	1,367,098
		6,291,263
Metals & Mining — 0.4%
Alcoa Corp.	48,965	2,231,825
Cleveland-Cliffs Inc.(a)(b)	313,750	4,822,337
Freeport-McMoRan Inc.	418,891	12,256,751
Nucor Corp.	94,384	9,854,633
Royal Gold Inc.	25,634	2,737,199
Steel Dynamics Inc.	117,758	7,789,692
		39,692,437
Multiline Retail — 0.2%
Target Corp.	167,069	23,595,155

Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Corp.	208,100	1,883,305
APA Corp.	122,219	4,265,443
CNX Resources Corp.(a)(b)	64,918	1,068,550
Devon Energy Corp.	403,222	22,221,564
Diamondback Energy Inc.	109,605	13,278,646
DTE Midstream LLC(a)	26,540	1,300,991
EOG Resources Inc.	176,188	19,458,203
Hess Corp.(b)	129,208	13,688,296
Matador Resources Co.	72,200	3,363,798
Murphy Oil Corp.	95,010	2,868,352
Occidental Petroleum Corp.	238,092	14,018,857
ONEOK Inc.	125,497	6,965,083
PDC Energy Inc.	63,749	3,927,576
Pioneer Natural Resources Co.	82,769	18,464,108
Range Resources Corp.(a)	117,471	2,907,407
Targa Resources Corp.	149,919	8,945,667
		138,625,846
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	53,950	2,827,520

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	89,936	22,904,001

Pharmaceuticals — 3.0%
Catalent Inc.(a)	70,576	7,572,099
Eli Lilly & Co.	518,053	167,968,324
Pfizer Inc.	1,990,306	104,351,744
Zoetis Inc.	204,386	35,131,909
		315,024,076
Professional Services — 0.4%
ASGN Inc.(a)	34,057	3,073,644
Equifax Inc.(b)	79,824	14,590,231
FTI Consulting Inc.(a)(b)	22,264	4,026,444
Insperity Inc.	23,907	2,386,636
Jacobs Engineering Group Inc.	37,571	4,776,401
KBR Inc.	59,639	2,885,931
Robert Half International Inc.	48,367	3,622,205
Verisk Analytics Inc.	52,908	9,157,846
		44,519,338
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	107,360	7,902,770
Jones Lang LaSalle Inc.(a)	16,143	2,822,765
		10,725,535
Road & Rail — 0.6%
Avis Budget Group Inc.(a)(b)	22,531	3,313,859

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
JB Hunt Transport Services Inc.	32,483	$5,115,098
Landstar System Inc.(b)	16,091	2,339,953
Old Dominion Freight Line Inc.	60,325	15,460,091
Saia Inc.(a)	17,272	3,247,136
Union Pacific Corp.	169,141	36,074,393
		65,550,530
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices Inc.(a)	1,064,509	81,403,003
Amkor Technology Inc.	27,347	463,532
Applied Materials Inc.	580,291	52,794,875
Broadcom Inc.	152,875	74,268,204
Cirrus Logic Inc.(a)	18,338	1,330,239
CMC Materials Inc.	12,482	2,177,984
Enphase Energy Inc.(a)	88,701	17,317,983
First Solar Inc.(a)	38,195	2,602,225
KLA Corp.	98,025	31,277,817
Lam Research Corp.	91,313	38,913,035
Lattice Semiconductor Corp.(a)	89,624	4,346,764
Microchip Technology Inc.	174,284	10,122,415
MKS Instruments Inc.	19,990	2,051,574
Monolithic Power Systems Inc.	28,793	11,057,664
Nvidia Corp.	1,644,871	249,345,995
NXP Semiconductors NV(b)	108,673	16,086,864
ON Semiconductor Corp.(a)(b)	216,498	10,892,014
Power Integrations Inc.	39,431	2,957,719
Qorvo Inc.(a)	35,373	3,336,381
Qualcomm Inc.	735,718	93,980,617
Semtech Corp.(a)	27,834	1,530,035
Silicon Laboratories Inc.(a)(b)	24,023	3,368,505
SiTime Corp.(a)(b)	9,831	1,602,748
Skyworks Solutions Inc.	50,820	4,707,965
SolarEdge Technologies Inc.(a)(b)	27,291	7,469,001
SunPower Corp.(a)	55,624	879,416
Synaptics Inc.(a)	25,652	3,028,219
Teradyne Inc.(b)	105,235	9,423,794
Texas Instruments Inc.	296,211	45,512,820
Universal Display Corp.	28,264	2,858,621
Wolfspeed Inc.(a)(b)	44,558	2,827,205
		789,935,233
Software — 16.8%
ACI Worldwide Inc.(a)	36,148	935,872
Adobe Inc.(a)	310,388	113,620,631
Ansys Inc.(a)(b)	35,428	8,477,566
Aspen Technology Inc.(a)	18,377	3,375,487
Autodesk Inc.(a)	91,456	15,726,774
Blackbaud Inc.(a)	19,723	1,145,315
Cadence Design Systems Inc.(a)(b)	181,424	27,219,043
CDK Global Inc.	35,336	1,935,353
Ceridian HCM Holding Inc.(a)	36,511	1,718,938
CommVault Systems Inc.(a)	19,417	1,221,329
Envestnet Inc.(a)(b)	9,685	511,077
Fair Isaac Corp.(a)(b)	10,008	4,012,207
Fortinet Inc.(a)(b)	437,631	24,761,162
Intuit Inc.	185,783	71,608,199
Manhattan Associates Inc.(a)	41,394	4,743,752
Microsoft Corp.	4,912,949	1,261,792,692
Oracle Corp.	1,034,080	72,251,170
Paycom Software Inc.(a)	23,599	6,610,552
Paylocity Holding Corp.(a)(b)	25,844	4,507,710
PTC Inc.(a)	34,636	3,683,192
Security	Shares	Value

Software (continued)
Qualys Inc.(a)(b)	22,179	$2,797,659
SailPoint Technologies Holdings Inc.(a)	61,588	3,860,336
Salesforce Inc.(a)	398,101	65,702,589
ServiceNow Inc.(a)	131,688	62,620,278
Synopsys Inc.(a)	67,398	20,468,773
Teradata Corp.(a)	71,046	2,629,412
Tyler Technologies Inc.(a)	16,693	5,550,089
		1,793,487,157
Specialty Retail — 3.1%
Advance Auto Parts Inc.	19,827	3,431,855
American Eagle Outfitters Inc.	42,242	472,266
AutoNation Inc.(a)	10,981	1,227,237
AutoZone Inc.(a)	13,036	28,015,928
Bath & Body Works Inc.	101,849	2,741,775
CarMax Inc.(a)(b)	56,238	5,088,414
Dick’s Sporting Goods Inc.	38,141	2,874,687
Five Below Inc.(a)	36,624	4,154,260
GameStop Corp., Class A(a)(b)	40,571	4,961,833
Home Depot Inc. (The)	515,903	141,496,716
Lowe’s Companies Inc.	434,297	75,858,657
O’Reilly Automotive Inc.(a)	43,177	27,277,502
RH(a)	11,266	2,391,321
Tractor Supply Co.	73,500	14,247,975
Ulta Beauty, Inc.(a)	19,226	7,411,239
Victoria’s Secret & Co.(a)(b)	23,225	649,603
Williams-Sonoma Inc.	46,007	5,104,477
		327,405,745
Technology Hardware, Storage & Peripherals — 13.2%
Apple Inc.	10,100,489	1,380,938,856
HP Inc.	346,002	11,341,945
NetApp Inc.	103,970	6,783,003
Seagate Technology Holdings PLC	94,784	6,771,369
		1,405,835,173
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(a)	57,883	2,373,782
Columbia Sportswear Co.	12,031	861,179
Crocs Inc.(a)	38,509	1,874,233
Deckers Outdoor Corp.(a)	17,962	4,586,597
Nike Inc., Class B	450,744	46,066,037
Skechers U.S.A. Inc., Class A(a)(b)	41,470	1,475,502
Under Armour Inc., Class A(a)(b)	53,124	442,523
Under Armour Inc., Class C, NVS(a)	60,572	459,136
		58,138,989
Trading Companies & Distributors — 0.2%
Fastenal Co.	180,744	9,022,740
United Rentals Inc.(a)	28,415	6,902,288
Watsco Inc.	14,321	3,420,141
		19,345,169
Water Utilities — 0.0%
Essential Utilities Inc.	94,828	4,347,864

Total Long-Term Investments — 99.8%
(Cost: $9,584,719,748)		10,635,873,995

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	135,522,661	135,509,109

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	17,130,000	$17,130,000

Total Short-Term Securities — 1.4%
(Cost: $152,623,743)		152,639,109

Total Investments in Securities — 101.2%
(Cost: $9,737,343,491)		10,788,513,104

Liabilities in Excess of Other Assets — (1.2)%		(131,592,822)

Net Assets — 100.0%		$10,656,920,282

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$58,826,169	$76,682,362	(a)	$—		$(1,239)	$1,817	$135,509,109	135,522,661	$172,052	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,116,000	—		(986,000	)(a)	—	—	17,130,000	17,130,000	23,921		—
BlackRock Inc.	35,500,282	1,868,649		(583,021)		155,871	(7,340,610)	29,601,171	48,603	231,434		—
						$154,632	$(7,338,793)	$182,240,280		$427,407		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	14	09/16/22	$1,797	$(94,472)
NASDAQ 100 E-Mini Index	52	09/16/22	11,991	(640,365)
S&P 500 E-Mini Index	31	09/16/22	5,874	(248,470)
				$(983,307)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
June 30, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,635,873,995	$—	$—	$10,635,873,995
Money Market Funds	152,639,109	—	—	152,639,109
	$10,788,513,104	$—	$—	$10,788,513,104
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(983,307)	$—	$—	$(983,307)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust